Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		3 Months Ended		6 Months Ended
		Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Operating expenses
General and administrative		$ 980,549	$ 1,338,445	$ 2,137,062	$ 2,583,873
Research and development, net		322,956	317,572	550,434	905,202
Total operating expenses		1,303,505	1,656,017	2,687,496	3,489,075
Finance income (expenses)
Changes in fair value of derivative warrant liabilities (Note 5)		405,002	(360,557)	560,145	(360,557)
Unrealized gain (loss) on short-term investment (Note 3)		415,270	4,445	415,826	(58,749)
Realized loss on short-term investment (Note 3)		(423,438)		(423,438)
Foreign exchange gain (loss)		1,255	(60,952)	2,671	(95,356)
Other finance income, net		33,955	5,966	94,531	23,981
Total finance income (expenses)		432,044	(411,098)	649,735	(490,681)
Other income
Dividend received					16,555
Total other income					16,555
Loss before taxes		(871,461)	(2,067,115)	(2,037,761)	(3,963,201)
Tax expenses		(36,756)	(9,267)	(238,256)	(12,650)
Net Loss and Comprehensive loss		$ (908,217)	$ (2,076,382)	$ (2,276,017)	$ (3,975,851)
Loss per share, basic (in Dollars per share)		$ (0.28)	$ (16.62)	$ (0.96)	$ (39.62)
Weighted average number of shares for the purposes of basic loss per share (in Shares)	[1]	3,253,267	124,911	2,375,825	100,351

[1]	On November 28, 2023, the Company effected a 1-for-30 reverse split of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share then held. All share data prior to the date of the reverse share split has been retrospectively adjusted.